Description of Organization, Business Operations and Basis of Presentation - Additional Information (Details) - USD ($)			3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020	Jul. 27, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	May 06, 2021	Sep. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor		$ 25,000		$ 25,000
Proceeds received from initial public offering, gross				250,000,000
Offering costs				$ 5,466,700
Warrants price per unit				$ 11.50	$ 11.50
Proceeds received from private placement	$ 7,000,000.0			$ 7,000,000
Net proceeds from issuance of initial public offering and private placement	$ 250,000,000.0
Net proceeds from issuance of initial public offering and private placement, price per share	$ 10.00
Assets with fair market value equal				80.00%	80.00%
Temporary equity, redemption price per share				$ 10.00	$ 10.00
Maximum net tangible assets for business combination				$ 5,000,001	$ 5,000,001
Percentage of public shares to redeemed				100.00%	100.00%
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Operating bank accounts				470,073	27,591
Working capital				547,000	(280,000)
Sponsor | Working Capital Loans
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit		$ 1.50
Borrowing outstanding	$ 0	$ 0		$ 0	$ 0
PIPE Investors | Forecast
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Units issued, price per unit			$ 10.00
Issuance of common stock for purchase price			25,000,000
Gross proceeds from issuance of common stock for purchase price			$ 250,000,000
Business Acquisition
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination post transaction company acquires				50.00%	50.00%
ESS Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock per value						$ 0.0001
Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock per value						$ 0.0001
Class A Ordinary Share
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit	$ 11.50
Temporary equity, redemption price per share				$ 10.00	$ 10.00
Percentage of public shares to redeemed				15.00%	15.00%
Common stock per value	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor	$ 25,000,000
Units issued, price per unit	$ 10.00
Proceeds received from initial public offering, gross	$ 250,000,000.0
Offering costs	14,400,000
Deferred underwriting commissions	$ 8,800,000
Warrants issued				8,333,333
Stock issue price				$ 10.00	$ 10.00
Initial Public Offering | Sponsor | Promissory Note
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor				$ 25,000	$ 25,000
Note payable - related party		$ 112,000		$ 112,000	112,000
Debt face amount					$ 300,000
Initial Public Offering | Class A Ordinary Share
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit	$ 11.50
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor	$ 3,750,000
Units issued, price per unit	$ 10.00
Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued	4,666,667			4,666,667
Warrants price per unit	$ 1.50
Private Placement | Sponsor
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants issued	4,666,667
Private Placement | Class A Ordinary Share
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants price per unit				$ 11.50	$ 11.50